AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.0%
Information Technology – 20.1%
Electronic Equipment, Instruments & Components – 5.3%
Flex Ltd.(a)	63,060	$702,489
Halma PLC	41,290	1,247,447
Keyence Corp.	2,000	934,958

		2,884,894

IT Services – 4.0%
Adyen NV(a)(b)	647	1,193,380
GMO Payment Gateway, Inc.(c)	5,100	546,325
Pagseguro Digital Ltd.(a)(c)	10,563	398,331

		2,138,036

Semiconductors & Semiconductor Equipment – 7.7%
ASML Holding NV	2,666	984,748
Infineon Technologies AG	38,655	1,089,521
NXP Semiconductors NV	8,080	1,008,465
STMicroelectronics NV	35,577	1,091,147

		4,173,881

Software – 3.1%
Dassault Systemes SE	5,753	1,073,406
SAP SE	3,927	611,505

		1,684,911

		10,881,722

Health Care – 16.4%
Biotechnology – 1.0%
Abcam PLC	35,341	558,171

Health Care Equipment & Supplies – 5.2%
Alcon, Inc.(a)	8,320	471,708
Koninklijke Philips NV(a)	32,224	1,521,589
STERIS PLC	4,790	843,950

		2,837,247

Health Care Providers & Services – 2.1%
Apollo Hospitals Enterprise Ltd.	39,668	1,157,077

Life Sciences Tools & Services – 7.3%
Gerresheimer AG	12,652	1,415,889
ICON PLC(a)	4,787	914,748
Tecan Group AG	3,248	1,615,280

		3,945,917

Pharmaceuticals – 0.8%
Roche Holding AG	1,210	414,474

		8,912,886

Industrials – 15.9%
Building Products – 2.6%
Kingspan Group PLC(a)(c)	15,361	1,397,947

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 2.0%
TOMRA Systems ASA(a)	24,931	$1,080,015

Construction & Engineering – 1.0%
WSP Global, Inc.	8,400	551,610

Electrical Equipment – 5.1%
Schneider Electric SE	11,124	1,382,701
Vestas Wind Systems A/S	8,712	1,407,915

		2,790,616

Machinery – 3.0%
SMC Corp./Japan	1,900	1,059,889
Xylem, Inc./NY	6,418	539,882

		1,599,771

Professional Services – 2.2%
Recruit Holdings Co., Ltd.	29,800	1,183,517

		8,603,476

Financials – 11.5%
Banks – 3.9%
Erste Group Bank AG(a)	25,820	540,681
HDFC Bank Ltd.(a)	49,479	725,938
Svenska Handelsbanken AB - Class A(a)	98,944	827,841

		2,094,460

Capital Markets – 5.2%
London Stock Exchange Group PLC	12,753	1,462,984
Partners Group Holding AG	1,489	1,369,588

		2,832,572

Insurance – 2.4%
AIA Group Ltd.	86,200	856,836
Prudential PLC	31,770	455,846

		1,312,682

		6,239,714

Consumer Staples – 9.0%
Food Products – 4.7%
Danone SA	10,189	659,992
Kerry Group PLC - Class A	7,209	923,369
Nestle SA	8,001	952,215

		2,535,576

Household Products – 3.1%
Essity AB - Class B(a)(c)	24,960	842,681
Unicharm Corp.	19,000	849,742

		1,692,423

Personal Products – 1.2%
Unilever PLC	10,932	673,992

		4,901,991

Company	Shares	U.S. $ Value

Materials – 6.8%
Chemicals – 4.7%
Chr Hansen Holding A/S	13,224	$1,467,943
Koninklijke DSM NV	6,521	1,073,562

		2,541,505

Containers & Packaging – 2.1%
Huhtamaki Oyj	23,657	1,165,886

		3,707,391

Consumer Discretionary – 6.6%
Auto Components – 1.3%
Aptiv PLC	7,848	719,505

Internet & Direct Marketing Retail – 2.1%
Alibaba Group Holding Ltd.(a)	31,504	1,156,547

Textiles, Apparel & Luxury Goods – 3.2%
Puma SE(a)	9,151	822,630
Shenzhou International Group Holdings Ltd.	52,900	900,827

		1,723,457

		3,599,509

Communication Services – 3.8%
Diversified Telecommunication Services – 1.8%
Cellnex Telecom SA(b)	15,515	941,801

Interactive Media & Services – 2.0%
Tencent Holdings Ltd.	16,300	1,100,957

		2,042,758

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Neste Oyj	23,607	1,243,137

Utilities – 1.6%
Electric Utilities – 1.6%
Orsted A/S(b)	6,140	846,463

Total Common Stocks (cost $33,706,223)		50,979,047

SHORT-TERM INVESTMENTS – 5.6%
Investment Companies – 5.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(d)(e)(f) (cost $3,033,928)	3,033,928	3,033,928

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $36,740,151)		54,012,975

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.05%(d)(e)(f) (cost $2,290,933)	2,290,933	$2,290,933

Total Investments – 103.8% (cost $39,031,084)(g)		56,303,908
Other assets less liabilities – (3.8)%		(2,043,619)

Net Assets – 100.0%		$54,260,289

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	730	JPY	76,878	10/08/2020	$(840)
Bank of America, NA	USD	1,789	KRW	2,122,365	11/10/2020	31,366
Barclays Bank PLC	USD	124	INR	9,152	10/15/2020	436
Barclays Bank PLC	TWD	2,801	USD	96	11/18/2020	(1,267)
BNP Paribas SA	BRL	2,167	USD	391	10/02/2020	5,428
BNP Paribas SA	USD	384	BRL	2,167	10/02/2020	1,697
BNP Paribas SA	EUR	626	USD	731	10/15/2020	(2,680)
BNP Paribas SA	CNY	808	USD	118	10/21/2020	(657)
BNP Paribas SA	USD	391	BRL	2,167	11/04/2020	(5,446)
BNP Paribas SA	KRW	104,266	USD	90	11/10/2020	316
Citibank, NA	JPY	55,698	USD	525	10/08/2020	(3,385)
Citibank, NA	INR	19,167	USD	249	10/15/2020	(11,452)
Citibank, NA	NOK	4,889	USD	546	10/16/2020	22,040
Citibank, NA	USD	94	CNY	659	10/21/2020	3,064
Citibank, NA	USD	729	CNY	5,140	11/13/2020	26,805
Credit Suisse International	USD	105	CNY	740	11/13/2020	3,905
Deutsche Bank AG	USD	2,073	AUD	2,902	10/29/2020	5,627
Goldman Sachs Bank USA	USD	485	RUB	37,370	11/19/2020	(6,452)
JPMorgan Chase Bank, NA	BRL	534	USD	95	10/02/2020	(418)
JPMorgan Chase Bank, NA	USD	99	BRL	534	10/02/2020	(4,291)
JPMorgan Chase Bank, NA	USD	3,149	CAD	4,170	10/09/2020	(17,245)
JPMorgan Chase Bank, NA	USD	121	KRW	141,852	11/10/2020	762
Morgan Stanley & Co., Inc.	USD	100	CNY	700	11/13/2020	3,360
Morgan Stanley & Co., Inc.	USD	1,972	TWD	57,360	11/18/2020	21,151
Natwest Markets PLC	BRL	1,633	USD	290	10/02/2020	(1,279)
Natwest Markets PLC	USD	292	BRL	1,633	10/02/2020	(789)
Natwest Markets PLC	EUR	8,091	USD	9,557	10/15/2020	68,038
Natwest Markets PLC	INR	31,702	USD	424	10/15/2020	(6,377)
Natwest Markets PLC	USD	157	INR	11,914	10/15/2020	4,448
Natwest Markets PLC	CNY	1,043	USD	150	10/21/2020	(3,897)
Societe Generale	SEK	4,712	USD	525	10/16/2020	(1,406)
Standard Chartered Bank	USD	2,555	JPY	272,713	10/08/2020	31,309
Standard Chartered Bank	INR	27,156	USD	368	10/15/2020	(704)
Standard Chartered Bank	USD	59	INR	4,442	10/15/2020	1,361
Standard Chartered Bank	USD	316	INR	23,227	10/15/2020	(174)
Standard Chartered Bank	USD	2,656	CNY	18,528	10/21/2020	74,541
State Street Bank & Trust Co.	JPY	49,071	USD	467	10/08/2020	1,919
State Street Bank & Trust Co.	JPY	69,007	USD	650	10/08/2020	(4,350)
State Street Bank & Trust Co.	USD	1,117	JPY	118,447	10/08/2020	6,159
State Street Bank & Trust Co.	USD	536	JPY	56,367	10/08/2020	(1,257)
State Street Bank & Trust Co.	USD	238	MXN	5,349	10/08/2020	3,986
State Street Bank & Trust Co.	CAD	349	USD	266	10/09/2020	3,936

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	692	USD	517	10/09/2020	$(2,503)
State Street Bank & Trust Co.	USD	84	CAD	113	10/09/2020	445
State Street Bank & Trust Co.	USD	256	CAD	338	10/09/2020	(2,125)
State Street Bank & Trust Co.	EUR	1,112	USD	1,316	10/15/2020	12,019
State Street Bank & Trust Co.	EUR	644	USD	751	10/15/2020	(4,035)
State Street Bank & Trust Co.	USD	377	EUR	323	10/15/2020	1,735
State Street Bank & Trust Co.	USD	1,294	EUR	1,095	10/15/2020	(9,553)
State Street Bank & Trust Co.	NOK	2,337	USD	259	10/16/2020	8,194
State Street Bank & Trust Co.	NOK	2,243	USD	238	10/16/2020	(2,282)
State Street Bank & Trust Co.	USD	197	NOK	1,740	10/16/2020	(10,238)
State Street Bank & Trust Co.	CNY	1,229	USD	179	10/21/2020	(1,769)
State Street Bank & Trust Co.	USD	229	CNY	1,577	10/21/2020	3,535
State Street Bank & Trust Co.	AUD	146	USD	106	10/29/2020	1,099
State Street Bank & Trust Co.	USD	91	AUD	127	10/29/2020	(190)
State Street Bank & Trust Co.	CHF	78	USD	85	11/13/2020	683
State Street Bank & Trust Co.	CHF	220	USD	236	11/13/2020	(2,880)
State Street Bank & Trust Co.	EUR	113	USD	133	11/13/2020	895
State Street Bank & Trust Co.	EUR	1,245	USD	1,422	11/13/2020	(38,945)
State Street Bank & Trust Co.	GBP	396	USD	516	11/13/2020	4,878
State Street Bank & Trust Co.	USD	118	AUD	169	11/13/2020	3,194
State Street Bank & Trust Co.	USD	189	CAD	255	11/13/2020	3,004
State Street Bank & Trust Co.	USD	10	CHF	9	11/13/2020	65
State Street Bank & Trust Co.	USD	319	CHF	289	11/13/2020	(4,421)
State Street Bank & Trust Co.	USD	433	GBP	340	11/13/2020	5,513
State Street Bank & Trust Co.	USD	74	GBP	56	11/13/2020	(1,402)
State Street Bank & Trust Co.	USD	892	JPY	95,127	11/13/2020	10,050
State Street Bank & Trust Co.	USD	187	JPY	19,606	11/13/2020	(843)
State Street Bank & Trust Co.	USD	79	ZAR	1,319	11/13/2020	(461)
State Street Bank & Trust Co.	ZAR	1,319	USD	78	11/13/2020	(34)
State Street Bank & Trust Co.	CHF	1,206	USD	1,327	11/19/2020	16,210
State Street Bank & Trust Co.	GBP	160	USD	207	11/19/2020	665
State Street Bank & Trust Co.	GBP	240	USD	309	11/19/2020	(1,176)
State Street Bank & Trust Co.	USD	96	CHF	89	11/19/2020	638
State Street Bank & Trust Co.	USD	511	GBP	400	11/19/2020	5,762

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	479	ZAR	8,042	11/27/2020	$(2,451)
State Street Bank & Trust Co.	ZAR	5	USD	0	11/27/2020	0
UBS AG	TWD	2,607	USD	90	11/18/2020	(971)
UBS AG	USD	83	TWD	2,436	11/18/2020	1,153

						$240,746

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $2,981,644 or 5.5% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,521,267 and gross unrealized depreciation of investments was $(1,007,697), resulting in net unrealized appreciation of $17,513,570.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

September 30, 2020 (unaudited)

10.7%	Netherlands
8.9%	Switzerland
8.5%	Japan
8.1%	United Kingdom
7.8%	France
7.3%	Germany
6.9%	Denmark
6.0%	Ireland
5.8%	China
5.2%	United States
4.5%	Finland
3.5%	India
3.1%	Sweden
8.1%	Other
5.6%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.0% or less in the following: Austria, Brazil, Canada, Hong Kong, Norway and Spain.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$2,109,285	$8,772,437		$—	$10,881,722
Health Care	3,732,758	5,180,128		—	8,912,886
Industrials	1,091,492	7,511,984		—	8,603,476
Financials	—	6,239,714		—	6,239,714
Consumer Staples	—	4,901,991		—	4,901,991
Materials	—	3,707,391		—	3,707,391
Consumer Discretionary	719,505	2,880,004		—	3,599,509
Communication Services	—	2,042,758		—	2,042,758
Energy	—	1,243,137		—	1,243,137
Utilities	846,463	—		—	846,463
Short-Term Investments	3,033,928	—		—	3,033,928
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,290,933	—		—	2,290,933

Total Investments in Securities	13,824,364	42,479,544	(a)	—	56,303,908
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	401,391		—	401,391
Liabilities:
Forward Currency Exchange Contracts	—	(160,645)		—	(160,645)

Total	$13,824,364	$42,720,290		$—	$56,544,654

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,750	$12,559	$11,275	$3,034	$8
Government Money Market Portfolio*	1,787	16,790	16,286	2,291	0	**
Total	$3,537	$29,349	$27,561	$5,325	$8

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.